Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments (Textual) [Abstract]
Interest income recognized	$ 1,000,000	$ 3,000,000
Average recorded investment	16,000,000	30,000,000
No mortgage loans past due and still accruing	90 days
Available-for-sale securities, carrying value	35,439,000,000	32,273,000,000
LIHTC Funds Sold	1,300,000,000	1,200,000,000
Cumulative yields after tax maturity	2029
Effective period of Guarantees	15 years	15 years
Maximum amount payment to investors under guarantees	744,000,000
Net assets of all consolidated VIEs	640,000,000	680,000,000
Investments in tax credit funds carrying value	113,000,000	104,000,000
Investments in tax credit funds	17,000,000	29,000,000
Proceeds from sales of available-for-sale securities	647,000,000	1,091,000,000	796,000,000
Gross realized gains	17,000,000	31,000,000	47,000,000
Gross realized losses	10,000,000	50,000,000	20,000,000
Industrial Property [Member]
Investments (Textual) [Abstract]
Carrying value of impaired mortgage loans, net of allowance	12,000,000	20,000,000
Industrial Property [Member] | Specific reserve [Member]
Investments (Textual) [Abstract]
Specific reserves	5,000,000	6,000,000
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value	8,000,000	8,000,000
Available-for-sale securities, collateral value	683,000,000	849,000,000
Mortgage loans, net of allowance [Member]
Investments (Textual) [Abstract]
Mortgage Loans	0
Other [Member]
Investments (Textual) [Abstract]
Other long-term investments	580,000,000	554,000,000
Other Assets [Member]
Investments (Textual) [Abstract]
Other assets	109,000,000	182,000,000
Other Liabilities [Member]
Investments (Textual) [Abstract]
Other liabilities	$ 75,000,000	$ 82,000,000